SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Supplementary disclosure of cash flow information [Abstract]
Share consideration on acquisition of FCGI	$ 72,652	$ 0
Fair value of stock options related to the acquisition of FCGI	17	0
Common shares issued on acquisition of Rich Gulch	2,100	0
Non-cash investing and financing activities	$ 74,769	$ 0